Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average Assumptions

The grant-date fair value of our option grants was calculated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2017	2016
Expected life (in years)	8.8	8.6
Expected volatility	42.8%	43.1%
Dividend yield	0.0%	0.0%
Risk-free interest rate	2.1%	2.1%

Summary of Stock Option Activity

A summary of the stock option activity is presented below (in thousands, except per share amounts):

	Shares Underlying Options	Weighted- Average Exercise Price	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value(1)	Weighted- Average Remaining Contract Term (Years)
Balance at January 1, 2015	1,864	$0.01	$0.15	$—	9.9
Granted	1,057	0.01	0.15
Forfeited	(210)	0.01	0.15
Exercised	(1,961)	0.01	0.15

Balance at December 31, 2015	750	0.01	0.15	$1,208	8.8
Granted	773	1.62	0.82
Forfeited	(50)	1.62	0.87

Balance at December 31, 2016	1,473	0.80	0.48	$3,829	8.5
Granted	616	3.40	1.63
Forfeited	(30)	0.01	0.15
Exercised	(531)	3.40	1.66

Balance at December 31, 2017	1,528	$0.96	$0.54	$7,319	7.6

Fully vested and expected to vest at December 31, 2017	1,479	$0.93	$0.52	$7,124	7.6
Exercisable at December 31, 2017	95	$1.62	$0.66	$169	8.1

(1)	Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options at the date of measurement.

Activity of Unvested Options

The activity of the unvested options is presented below (in thousands, except per share amounts):

	Shares Underlying Options	Weighted- Average Grant- Date Fair Value Per Option
Balance at January 1, 2015	1,864	$0.15
Granted	1,057	0.15
Vested	—
Forfeited	(210)	0.15
Exercised	(1,961)	0.15

Balance at December 31, 2015	750	0.15
Granted	773	0.82
Vested	(15)	0.65
Forfeited	(50)	0.87

Balance at December 31, 2016	1,458	0.47
Granted	616	1.63
Vested	(80)	0.66
Exercised	(531)	1.66
Forfeited	(30)	0.15

Balance at December 31, 2017	1,433	$0.53

Activity of Class B Common Stock

The activity for Class B common stock is presented below (in thousands, except per share amounts):

	Shares	Weighted- Average Grant- Date Fair Value Per Share
Unvested and outstanding at January 1, 2015	13,142	$0.15
Granted or issued	1,961	0.15
Vested	—
Repurchased	(401)	0.15

Unvested and outstanding at December 31, 2015	14,702
Vested	(2,835)	0.15

Unvested and outstanding at December 31, 2016	11,867	0.15
Granted	531	1.66
Vested	(1,402)	0.15
Repurchased	(402)	0.15

Unvested and outstanding at December 31, 2017	10,594	$0.23